EQUITY INVESTMENTS (Schedule of Continuity of Equity Investments) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fair value [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning	$ 4,111,822	$ 3,905,320
Acquisition		3,737,498
Proceeds on disposal	(4,345,636)	(4,566,635)
Change in fair value	455,597	1,196,084
Foreign exchange impact	274,743	(160,445)
Ending	496,526	4,111,822
Accumulated mark-to-market gain included in net income [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning	3,515,548	2,319,464
Acquisition
Proceeds on disposal
Change in fair value	455,597	1,196,084
Foreign exchange impact
Ending	$ 3,971,145	$ 3,515,548